Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended	6 Months Ended
	Jan. 14, 2016	Jun. 09, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Stockholders Equity Reverse Stock Split		1 for 8 reverse stock split on its issued and outstanding common stock.
Common stock shares issued			9,361,274		9,236,285
Restricted common stock, award vesting period			3 years
Compensation cost on restricted stock awards			$ 552	$ 422
Unrecognized cost for restricted stock awards			$ 1,625		$ 1,797
Period for recognition for unrecognized compensation cost			1 year 5 months 7 days
Receipt Of Nasdaq Notice [Member]
Minimum Bid Price	$ 1
Closing Bid Price Threshold Consecutive Trading Days	30 days
Prior To Reverse Stock Split [Member]
Common stock shares issued		74,890,570